Shareholders' Equity - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 6,116	$ 6,097	$ 6,117
Cost of revenues [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	387	381	440
Research and development, net [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	1,776	2,047	2,690
Sales and marketing [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	2,265	2,024	1,819
General and administrative [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 1,688	$ 1,645	$ 1,168